Consolidated Statements of Comprehensive (Loss) Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income for the year	CAD 97.0	CAD 130.5
Items that may be reclassified to net income in subsequent periods:
Exchange differences on translation of foreign operations	(134.1)	12.3
Realized exchange difference on disposition of a subsidiary	13.8
Unrealized loss on foreign currency hedge		(10.2)
Reclassification of realized loss on foreign currency hedge		10.2
Net unrealized loss on available-for-sale financial assets	0.5	3.9
Net realized gain on available-for-sale financial assets transferred to income	(9.6)
Income tax effect on available-for-sale financial assets		(0.1)
Total items that may be reclassified to net income in subsequent periods	(129.4)	16.1
Items not to be reclassified to net income:
Remeasurement gains (losses) on net employee defined benefit liability net of deferred tax of $2.4 (2016 - $3.0)	11.6	(14.4)
Other comprehensive (loss) income for the year, net of tax	(117.8)	1.7
Total comprehensive (loss) income for the year, net of tax	CAD (20.8)	CAD 132.2